Loans, borrowings, cash and cash equivalents and short-term investments (Details 3) $ in Millions	Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Principal	$ 13,593
Estimated future interest payments	8,362
Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	176
Estimated future interest payments	423
Second Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	892
Estimated future interest payments	865
Third Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	560
Estimated future interest payments	811
Fourth Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	1,689
Estimated future interest payments	714
Later Than Four Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	3,326
Estimated future interest payments	1,805
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	6,950
Estimated future interest payments	$ 3,744